SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net loss	$ 24,939,822	$ 5,711,222	$ 56,006,439
Operating activities	46,348,017	12,409,242	$ 7,415,291
Accumulated deficit	84,014,856	59,132,781
Deferred revenue	1,731,378	2,750,137
Revenue	$ 2,284,383	$ 5,885,848
Expected dividend yield	0.00%